CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2021	Dec. 31, 2020
Treasury stock shares	92,500	92,500
Common stock
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	19,899,999	9,999,999
Common stock, shares issued	4,975,000	4,915,000
Common stock, shares outstanding	4,882,500	4,822,500
Class A Common
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1